Share-Based Payments	12 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
31.	SHARE-BASED PAYMENTS

(a)	Share option scheme

The pre-IPO share option scheme

In July 2018, the Company adopted the pre-IPO share option scheme for the purpose of providing incentives and rewards to eligible participants who have contributed or will contribute to the Group. Eligible participants of the pre-IPO share option scheme may include any substantial shareholder, existing or incoming employees, directors (including executive directors, non-executive directors and independent non-executive directors) and officers, or any other service providers of any member of the Group who the board of directors consider, in its sole discretion, have contributed or will contribute to the Group. The pre-IPO share option scheme was terminated but continues to govern the terms and conditions of the outstanding awards previously granted under the Company’s pre-IPO share option scheme.

The maximum number of shares which may be issued upon the exercise of all pre-IPO share options is 12,307,533. The exercise price for each share under the pre-IPO share options was HK$0.01.

The following share options were outstanding under the Pre-IPO share option scheme during the year:

	2024		2025
	Exercise price HK$ per share	Number of options	Exercise price HK$ per share	Number of options
Outstanding as of January 1	0.01	3,263,648	0.01	2,607,571
Forfeited during the year	-	-	0.01	(81)
Exercised during the year	0.01	(656,077)	0.01	(455,263)
Outstanding as of December 31	0.01	2,607,571	0.01	2,152,227

The number of share options exercisable was 2,152,227 as at December 31, 2025 (2024: 2,607,571).

The weighted average share price at the date of exercise for share options exercised during the year ended December 31, 2025 was HK$58.54 per share (2024: HK$34.03 per share, 2023: HK$22.98 per share).

The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

2024 Number of options	Exercise price HK$ per share	Exercise period
2,360,420	0.01	Aug 15, 2018-Aug 15, 2028
232,719	0.01	May 15, 2019-May 15, 2029
14,432	0.01	Sept 16, 2019-Sept 16, 2029
2,607,571

2025 Number of options	Exercise price HK$ per share	Exercise period
1,983,383	0.01	Aug 15, 2018–Aug 15, 2028
159,712	0.01	May 15, 2019–May 15, 2029
9,132	0.01	Sept 16, 2019-Sept 16, 2029
2,152,227

The Group did not grant any new share options under the Pre-IPO share option scheme during the year ended December 31, 2025 (2024: Nil). As the share options have been fully unlocked in 2023, the Group has not recognized any share option expense during the year ended December 31, 2025 (2024:Nil, 2023: RMB3,750).

The exercise in full of the outstanding share options would, under the present capital structure of the Company, result in the issue of 2,152,227 additional ordinary shares of the Company and additional share capital and share premium of US$4,957, equivalent to RMB34,662 (before issue expenses), transferred from capital and other reserves.

The post-IPO share option scheme

In September 2019, the Company adopted the post-IPO share option scheme for the purpose of providing incentives and rewards to eligible participants who have contributed or will contribute to the Group. Eligible participants of the post-IPO share option scheme include (a) any executive director of, manager of, or other employee holding an executive, managerial, supervisory or similar position in any member of the Group, any full-time or part-time employee, or a person for the time being seconded to work full-time or part-time for any member of the Group; (b) a director or proposed director (including an independent non-executive director) of any member of the Group; (c) any substantial shareholder of any member of the Group; (d) a customer, consultant, business or joint venture partner, franchisee, contractor, agent or representative of, a supplier of goods or services to, a person or entity that provides design, research, development or other support or any advisory, consultancy, professional or other services to any member of the Group; and (e) an associate of any of the persons referred to in paragraphs (a) to (c) above.

In April 2025, the Company amended the post-IPO share option scheme. Under the amendments, eligible participants were restricted to (i) Employee Participants (as defined under former paragraphs (a) and (b)) and (ii) Service Providers, and the categories previously set out in former paragraphs (c), (d) and (e) were eliminated. In addition, the maximum number of shares which may be issued upon the exercise of all Post-IPO share options was reduced from 20,707,462 to 14,907,462.

Under the post-IPO share option scheme, the maximum number of shares issuable upon the exercise of all options granted under this and other Group plans shall not exceed 10% of the Company’s issued share capital as of the listing date (including any outstanding, cancelled, lapsed, or unexercised options). The Company may, with separate shareholder approval, grant options exceeding this limit, provided that any excess is granted only to eligible participants. The aggregate number of shares subject to options granted under the Post-IPO Share Option Scheme and other Group plans shall not exceed 30% of the Group’s issued share capital at the time of grant.

Subject to any restriction contained in the post-IPO share option scheme, an option may be exercised in accordance with the terms of the post-IPO share option scheme.

On November 26, 2025, the Company granted options to 33 grantees to subscribe for an aggregate of 633,243 shares under the post-IPO share option scheme. Subject to the terms and conditions as set out in the Post-IPO share option scheme, 486,868 shares granted to 25 grantees are vested in the portions of 25%, 25%, 25% and 25% on the first, second, third and fourth anniversaries of the grant date of the options, and the remaining options granted to eight grantees in respect of 146,375 shares are vested in the portion of 8.33% monthly on the 26th of each month over an 11-month period starting from November 26, 2025, with the remaining 8.37% to be vested on October 26, 2026. The exercise price for each share under the post-IPO share options is HK$63.35.

There are no cash settlement alternatives. The Group does not have a past practice of cash settlement for these share options. The Group accounts for the scheme as an equity-settled plan. Share options do not confer rights on the holders to dividends or to vote at shareholders’ meetings.

The following share options were outstanding under the post-IPO share option scheme during the year:

	2025
	Exercise price HK$ per share	Number of options

Outstanding as of January 1	63.35	-
Granted during the year	63.35	633,243
Exercised during the year	63.35	-
Outstanding as of December 31	63.35	633,243

The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

2025 Number of options	Exercise price HK$ per share	Exercise period
633,243	63.35	Nov 26, 2025–Nov 26, 2035

The Group granted 633,243 new shares options under the Post-IPO Scheme during the year ended December 31, 2025 (2024: Nil), and recognized share option expense of RMB2,420 (US$346) during the year ended December 31, 2025.

The exercise in full of the outstanding share options would, under the present capital structure of the Company, result in the issue of 633,243 additional Ordinary Shares of the Company and additional share capital and share premium of US$2,902 equivalent to RMB20,294 (before issue expenses) transferred from capital and other reserves.

The fair value of the share options granted was estimated as at the grant date by using the binary tree option pricing model. The following table lists the key inputs to the fair value model used:

At grant dates
Expected volatility	49.65%
Risk-free interest rate%	3.09%
Expected life of options (year)	10.00
Weighted average share price (HKD per share)	34.98

(b)	RSUs granted to employees

The 2018 RSU Scheme

On July 6, 2018, the Company approved and adopted the 2018 RSU Scheme. The purpose of the 2018 RSU scheme is to incentivize the existing and incoming directors, senior management and employees for their contribution to the Company, and to attract, motivate and retain skilled and experienced personnel to strive for the future development and expansion of the Company. Unless otherwise cancelled or amended, the 2018 RSU Scheme will remain in force for 10 years from the date of adoption.

The maximum number of RSUs that may be granted under the 2018 RSU Scheme in aggregate (excluding RSUs that have lapsed or been cancelled in accordance with the rules of the 2018 RSU Scheme) shall be 5,274,657 ordinary shares.

On September 14, 2020, pursuant to the 2018 RSU Scheme, 2,590,592 RSUs were granted to 50 selected persons, who are employees of the Company. The RSUs granted would vest on the third month from the grant date, and in equal tranches over the remaining years of the total vesting period as three years, on condition that employees remain in service without any performance requirements.

The fair value of each RSU under the 2018 RSU Scheme at the grant date was determined by reference to the fair value of the ordinary shares of the Company issued to its shareholders, using the market approach.

The Group did not recognize share-base payment expense during the year ended December 31, 2025 (2024: Nil; 2023: RMB3,169).

As at December 31, 2023, all RSUs under the 2018 RSU Scheme had been exercised.

The 2021 RSU Scheme

On February 2, 2021, the Company approved and adopted the 2021 RSU Scheme The purpose of the 2021 RSU scheme is to (i) incentivize the existing and incoming directors , senior management, and employees for their contribution to the Group; and (ii) attract, motivate, and retain skilled and experienced personnel to strive for the future development and expansion of the Group by providing them with the opportunity to own equity interests in the Company. Unless otherwise cancelled or amended, the 2021 RSU Scheme will remain in force for 10 years from the date of adoption.

The maximum number of RSUs that may be granted under the 2021 RSU Scheme in aggregate (excluding RSUs that have lapsed or been cancelled in accordance with the 2021 Scheme Rules) shall be 3,133,526 shares.

On April 30, 2025, the Company amended the 2021 RSU Scheme, thereby expanding the eligible participants by adding a service provider as a new category of eligible participants.

On May 17, 2021, pursuant to the 2021 RSU Scheme, 440,490 RSUs were granted to 34 selected persons, which include employees, senior management of the Group, and a director of the Company. Among the awards, 10,641 RSUs were granted to an independent non-executive director and 55,157 RSUs were granted to the Chief Commercial Officer. On July 23, 2021, 26,892 RSUs were granted to three independent non-executive directors of the Company. The RSUs granted were categorized in six types based on the vesting period and the proportion of shares that can be unlocked upon each of the vesting dates.

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	43.80	100%	June 8, 2021-2024	35%, 15%, 25%, 25%
2	43.80	100%	June 8, 2021-2024	25%, 25%, 25%, 25%
3	43.80	100%	June 8, 2022–2025	35%, 15%, 25%, 25%
4	43.80	100%	April 30, 2022–2025	35%, 15%, 25%, 25%
5	43.80	100%	June 8, 2022–2025	25%, 25%, 25%, 25%
6	52.00	100%	June 8, 2022–2025	25%, 25%, 25%, 25%

On June 27, 2025, 48,439 RSUs were granted to 34 selected persons of the Commercialization Department.

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	77.45	100%	June 27, 2025	100%

As for the restricted shares granted to employees and senior management, the conditions for releasing the restrictions comprised two parts, namely the participants have not been terminated with or without cause on or before each relevant vesting date and the participants have obtained a score of B or above in the annual performance review prior to the applicable vesting date. The percentage of shares in respect of which the restrictions may be released depends on the achievement of those conditions. For the independent non-executive directors, the restricted shares would vest on condition that independent non-executive directors remain in service without any performance requirements.

The following restricted shares were outstanding under the 2021 RSU Scheme during the year:

	2024 Number of RSUs	2025 Number of RSUs
Outstanding as of January 1	108,998	41,552
Granted during the year	-	48,439
Forfeited during the year	(2,412)	-
Vested during the year	(65,034)	(89,991)
Outstanding as of December 31	41,552	-

The fair value of each RSUs under the 2021 RSU Scheme at the grant date was determined by reference to the fair value of the ordinary shares of the Company issued to its shareholders, using the market approach.

The weighted average share price at the date of exercise for RSUs exercised during the year was HK$70.48 per share (2024 HK$20.80 per share, 2023 HK$19.96 per share).

The Company recognized a share-base payment expense of RMB3,604 (US$515) during the year ended December 31, 2025 (2024: RMB856; 2023: RMB1,589).

The exercise in full of the outstanding RSUs would, under the present capital structure of the Company, result in additional share capital and share premium of HK$1,894, equivalent to RMB1,712 (US$245), transferred from capital and other reserves.

The 2022 RSU Scheme

On June 23, 2022, the Company approved and adopted the 2022 RSU Scheme. The purpose of the 2022 RSU scheme is to (i) incentivize the existing and incoming directors, senior management, and employees for their contribution to the Group; and (ii) attract, motivate, and retain skilled and experienced personnel to strive for the future development and expansion of the Group by providing them with the opportunity to own equity interests in the Company. Unless otherwise cancelled or amended, the 2022 RSU Scheme will remain in force for 10 years from the date of adoption.

The maximum number of RSUs that may be granted under the 2022 RSU Scheme in aggregate (excluding RSUs that have lapsed or been cancelled in accordance with the 2022 Scheme Rules) shall be 11,072,695 shares.

On April 30, 2025, the Company amended the 2022 RSU Scheme, thereby expanding the eligible participants by adding a service provider as a new category of eligible participants.

As for the restricted shares granted to employees and senior management under the 2022 RSU Scheme, the conditions for releasing the restrictions comprised two parts, namely the participants having not been terminated with or without cause on or before each relevant vesting date and the participants having obtained a score of B or above in the annual performance review prior to the applicable vesting date. The percentage of shares in respect of which the restrictions may be released depends on the achievement of those conditions.

Pursuant to the 2022 RSU Scheme, on June 23, 2022, the Company initially granted an aggregate of 1,634,426 RSUs under the 2022 RSU Scheme (the “2022 Awards”), representing 1,634,426 shares to a total of 80 selected persons, who are employees of the Group, among which 100,000 RSUs, representing 100,000 shares, were granted to Dr. Zhai Yifan (“Dr. Zhai”), who is the chief medical officer and a substantial shareholder of the Company. The RSUs granted were categorized in six types based on the vesting period and the proportion of shares that can be unlocked upon each vesting date.

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	20.15	100%	June 8, 2021-2024	35%, 15%, 25%, 25%
2	20.15	100%	April 30, 2023–2026	25%, 25%, 25%, 25%
3	20.15	100%	June 8, 2023–2026	25%, 25%, 25%, 25%
4	20.15	100%	June 8, 2023–2024	40%, 60%
5	20.15	100%	June 8, 2023–2025	30%, 30%, 40%
6	20.15	100%	April 30, 2023–2026	23%, 69%, 6%, 2%

Pursuant to the 2022 RSU Scheme, on May 4, 2023, the Company granted 1,379,094 RSUs under the 2022 RSU Scheme, representing 1,379,094 shares to 172 selected persons (the “2022 Further Grant”), who are employees of the Group. The RSUs granted were categorized in two types based on the vesting period and the proportion of shares that can be unlocked upon each vesting date.

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	21.8	100%	August 1, 2023–2024	40%, 60%
2	21.8	100%	August 1, 2023–2025	30%, 30%, 40%

Pursuant to the 2022 RSU Scheme, on September 2, 2024, the Company granted 777,006 RSUs under the 2022 RSU Scheme, representing 777,006 shares to 59 selected persons (the “2022 Further Grant”), who are employees of the Group. The RSUs granted were categorized in ten types based on the vesting period and the proportion of shares that can be unlocked upon each vesting date.

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	33.95	100%	September 16, 2024	100%
2	33.95	100%	September 16, 2024-2025	75%, 25%
3	33.95	100%	September 16, 2024-2025	50%, 50%
4	33.95	100%	September 16, 2024-2026	30%, 30%, 40%
5	33.95	100%	September 16, 2024-2026	22.5%, 22.5%, 55%
6	33.95	100%	September 16, 2024-2026	50%, 25%, 25%
7	33.95	100%	September 16, 2024-2026	25%, 37%, 38%
8	33.95	100%	September 16, 2025	100%
9	33.95	100%	September 16, 2025-2026	40%, 60%
10	33.95	100%	September 16, 2025-2026	50%, 50%

Pursuant to the 2022 RSU Scheme, on November 26, 2025, the Company granted 1,177,256 RSUs under the 2022 RSU Scheme, representing 1,177,256 shares to 145 selected persons, who are employees of the Group, among which 143,363 RSUs, representing 143,363 shares, were granted to Dr. Yang Dajun (“Dr. Yang”), who is the chief executive officer of the Company. The RSUs granted were categorized in six types based on the vesting period and the proportion of shares that can be unlocked upon each vesting date.

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	63.35	100%	November 26, 2026-2028	33.33%, 33.33%, 33.34%
2	63.35	100%	November 26, 2026-2029	25%, 25%, 25%, 25%

The following restricted shares were outstanding under the 2022 RSU Scheme during the year:

	2024 Number of RSUs	2025 Number of RSUs
Outstanding as of January 1	1,641,974	1,436,525
Granted during the year	777,006	1,177,256
Forfeited during the year	(42,768)	(132,302)
Vested during the year	(939,687)	(936,187)
Outstanding as of December 31	1,436,525	1,545,292

The fair value of each RSU under the 2022 RSU Scheme at the grant date was determined by reference to the fair value of the ordinary shares of the Company issued to its shareholders, using the market approach.

Under the 2022 RSU Scheme, the fair value of the RSUs granted during the year ended December 31, 2025 amounted to RMB68,327 (US$9,771) (2024: RMB24,078, 2023: RMB27,063).

The weighted average share price at the date of exercise for RSUs exercised during the year through the treasury was HK$20.14 per share (2024: HK$19.24 per share, 2023: HK$18.15 per share) and through the issuance was HK$79.35 per share.

The Company recognized a share-base payment expense of RMB14,850 (US$2,124) for the year ended December 31, 2025 (2024: RMB20,068, 2023: RMB22,995).

The exercise in full of the outstanding RSUs would, under the present capital structure of the Company, result in additional share capital and share premium of HK$85,945, equivalent to RMB78,740 (US$11,260), transferred from capital and other reserves.

There are no cash settlement alternatives. The Group does not have a past practice of cash settlement for these RSUs. The Group accounts for the scheme as an equity-settled plan.